Prudential Investments LLC

Gateway Center Three

100 Mulberry Street

Newark, N.J. 07102

May 1, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:          The Prudential Series Fund

Registration No. 2-80896

Ladies sand Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the registrant hereby certifies that:  (i) the form of prospectus and Statement of Additional Information of the Prudential Series Fund (“PSF”) that would have been filed pursuant paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the PSF Registration Statement (Post-Effective Amendment No. 54); and (ii) the text of Post-Effective Amendment No. 54 to the PSF Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 2006.

If you have any questions, please do not hesitate to contact me at (973) 802 5032. Thank you for your attention to this filing.

Respectfully submitted,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary